Offerings	Feb. 06, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock of Take-Two Interactive Software, Inc., par value $.01 per share
Offering Note
(1)	An indeterminate number of or aggregate principal amount of the securities of each identified class is being registered as may at various times be issued at indeterminate prices.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fee. Any registration fees will be paid subsequently on a pay-as-you-go
basis in accordance with Rule 457(r).

(3)
In addition to any securities that may be registered hereunder, we are also registering an indeterminate number of shares of common stock as may be issued upon conversion or exercise of the securities issued directly hereunder. No separate consideration will be received for any shares of common stock so issued upon conversion or exercise.

(4)	Any securities registered hereunder may be sold separately, together or as units with other securities registered hereunder.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Take-Two Interactive Software, Inc.
Offering Note
(1)	An indeterminate number of or aggregate principal amount of the securities of each identified class is being registered as may at various times be issued at indeterminate prices.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fee. Any registration fees will be paid subsequently on a pay-as-you-go
basis in accordance with Rule 457(r).